Statutory Requirements	12 Months Ended
Dec. 31, 2022
Statutory Requirements
Statutory Requirements

19.Statutory Requirements

The retained earnings of the company are largely represented by retained earnings at the company’s insurance and reinsurance subsidiaries. Those subsidiaries are subject to certain requirements and restrictions under their respective insurance company Acts including minimum capital requirements and dividend restrictions. The company’s capital requirements and management thereof are discussed in note 24. The company’s share of dividends paid in 2022 by the insurance and reinsurance subsidiaries, which are eliminated on consolidation, was $380.9 (2021 - $429.5). Crum & Forster also paid a special dividend of $940.0 to the company in 2022 as a result of the sale of its Pet Insurance Group and Pethealth as described in note 23.

Based on the surplus and net earnings (loss) of the primary insurance and reinsurance subsidiaries as at and for the year ended December 31, 2022, the maximum dividend capacity available in 2023 at each of those subsidiaries, payable to all shareholders (including non-controlling interests) is as follows:

December 31,
2022
Allied World	1,167.5
Odyssey Group	767.2
Northbridge(1)	422.2
Crum & Forster	204.6
Zenith National	91.4
2,652.9
(1)	Subject to prior regulatory approval.

When determining the amount of dividends to be paid from its insurance and reinsurance subsidiaries, the company considers regulatory capital requirements, and also rating agency capital tests, future capital levels required to support growth and tax planning matters, among other factors. In addition, the non-controlling interests in Allied World, Odyssey Group and Brit have a dividend in priority to the company.